Shareholder Report, Average Annual Return (Details)	12 Months Ended	34 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	9.29%	4.50%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	11.57%	(1.46%)
ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 1-3 Year BB US Cash Pay High Yield Total Return Index
Average Annual Return, Percent	10.13%	4.25%